Income Taxation - Tax Expense for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Domestic (Bermuda)									$ 0	$ 0	$ 0
Foreign									15,232	16,330	(917)
Total current tax expense									15,232	16,330	(917)
Deferred:
Domestic (Bermuda)									0	0	0
Foreign									8,595	(3,958)	(2,772)
Total deferred tax expense									8,595	(3,958)	(2,772)
Total income tax expense (benefit) attributable to continuing operations	$ (1,468)	$ 13,915	$ 16,652	$ (5,272)	$ (12,893)	$ 13,465	$ 7,698	$ 4,102	$ 23,827	$ 12,372	$ (3,689)